Capital Stock - (Fair Value Assumptions) (Details) - Stock Options - $ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of grants (in usd per share)	$ 3.87	$ 4.63	$ 4.56
Risk-free interest rate, minimum	4.20%	4.30%	2.80%
Risk-free interest rate, maximum		4.50%	3.70%
Expected option lives (in years)	7 years
Expected volatility for options	47.00%		44.00%
Expected dividend yield	0.00%	0.00%	0.00%
LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of grants (in usd per share)	$ 3.87	$ 4.63	$ 4.56
Risk-free interest rate, minimum	4.20%	4.30%	2.80%
Risk-free interest rate, maximum		4.50%	3.70%
Expected option lives (in years)	7 years
Expected volatility for options	47.00%		44.00%
Expected dividend yield	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option lives (in years)		3 years 3 months 18 days	3 years 6 months
Expected volatility for options		46.00%
Minimum | LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option lives (in years)		3 years 3 months 18 days	3 years 6 months
Expected volatility for options		46.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option lives (in years)		7 years	7 years
Expected volatility for options		47.00%
Maximum | LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option lives (in years)		7 years	7 years
Expected volatility for options		47.00%